Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Apr. 28, 2021	May 01, 2020	Mar. 25, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of common stock shares authorized to be acquired under stock options granted	43,700	88,600	10,300
Exercisable period (in years)	30 years	30 years	30 years
Grant-date fair value per share of stock options				¥ 2,227
Recognized compensation cost for stock options				¥ 97	¥ 147	¥ 265
Fair value of shares vested				97	147	265
Cash received from the exercise of stock options				¥ 0	¥ 0	¥ 0
Stock option granted on May 1, 2020
Grant-date fair value per share of stock options					¥ 1,459
Stock option granted on March 25, 2020
Grant-date fair value per share of stock options					¥ 1,703